UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 4630

John Hancock Investment Trust III
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices)     (Zip code)

Salvatore Schiavone, Treasurer

601 Congress Street

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2017

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock

Greater China Opportunities Fund

Quarterly portfolio holdings 1/31/17

Fund's investmentsGreater China Opportunities Fund

As of 1-31-17 (unaudited)
	Shares	Value
Common stocks 98.6%		$49,086,406
(Cost $38,805,023)
China 46.1%		22,950,249
Alibaba Group Holding, Ltd., ADR (I)	31,260	3,166,951
BeiGene, Ltd., ADR (I)	5,295	184,478
Bloomage BioTechnology Corp., Ltd.	242,500	374,216
BYD Company, Ltd., H Shares	80,500	445,316
China Animal Healthcare, Ltd. (I)	1,590,000	2,049
China Coal Energy Company, Ltd., H Shares (I)	816,000	425,527
China Communications Construction Company, Ltd., H Shares	537,000	646,327
China Construction Bank Corp., H Shares	2,229,000	1,652,556
China Medical System Holdings, Ltd.	216,000	351,980
China Merchants Bank Company, Ltd., H Shares	338,000	846,475
China Oilfield Services, Ltd., H Shares	904,000	964,322
China Petroleum & Chemical Corp., H Shares	810,000	639,841
CNOOC, Ltd.	805,000	1,005,247
Ctrip.com International, Ltd., ADR (I)	18,086	781,496
Industrial & Commercial Bank of China, Ltd., H Shares	2,133,500	1,304,390
JNBY Design, Ltd. (I)	393,000	354,561
Maanshan Iron & Steel Company, Ltd., H Shares (I)	1,530,000	560,686
Minth Group, Ltd.	184,000	595,057
PICC Property & Casualty Company, Ltd., H Shares	276,000	417,215
Ping An Insurance Group Company of China, Ltd., H Shares	251,000	1,287,574
Shenzhou International Group Holdings, Ltd.	80,000	493,472
Tencent Holdings, Ltd.	200,100	5,231,691
Weibo Corp., ADR (I)	19,962	962,568
Wisdom Sports Group (I)	885,000	256,254
Hong Kong 27.3%		13,609,145
AIA Group, Ltd.	315,800	1,955,229
ASM Pacific Technology, Ltd.	53,100	645,604
Beijing Enterprises Water Group, Ltd. (I)	1,512,000	1,048,694
BOC Hong Kong Holdings, Ltd.	128,500	513,728
Cheung Kong Property Holdings, Ltd.	147,580	970,026
China Foods, Ltd.	668,000	301,189
China Mobile, Ltd.	173,000	1,946,704
China Resources Cement Holdings, Ltd.	1,116,000	516,942
China Resources Land, Ltd.	232,666	575,512
CK Hutchison Holdings, Ltd.	76,580	917,825
Galaxy Entertainment Group, Ltd.	190,000	902,479
Hong Kong Exchanges & Clearing, Ltd.	34,300	829,609
Link REIT	68,500	468,100
Modern Dental Group, Ltd.	800,000	320,159
Swire Properties, Ltd.	213,200	599,896
Techtronic Industries Company, Ltd.	94,000	325,109
Vinda International Holdings, Ltd.	389,000	772,340
Macau 0.8%		390,717
Sands China, Ltd.	88,800	390,717
Taiwan 23.5%		11,705,321
Advantech Company, Ltd.	45,000	381,737
China Life Insurance Company, Ltd.	623,832	610,531
Delta Electronics, Inc.	114,000	636,735

2SEE NOTES TO FUND'S INVESTMENTS

Greater China Opportunities Fund

	Shares	Value
Taiwan (continued)
Elite Semiconductor Memory Technology, Inc.	417,000	$445,246
Formosa Chemicals & Fibre Corp.	172,000	533,189
Gigabyte Technology Company, Ltd.	261,000	342,071
Hota Industrial Manufacturing Company, Ltd.	137,000	568,083
Largan Precision Company, Ltd.	5,000	715,182
Nan Ya Plastics Corp.	210,000	494,672
Taiwan Cement Corp.	586,000	664,557
Taiwan Paiho, Ltd.	211,000	646,225
Taiwan Semiconductor Manufacturing Company, Ltd.	640,089	3,814,201
TCI Company, Ltd.	72,383	357,894
Tong Hsing Electronic Industries, Ltd.	88,000	334,316
TTY Biopharm Company, Ltd.	135,000	441,031
Tung Thih Electronic Company, Ltd.	32,000	302,309
Vivotek, Inc.	160,424	417,342
United States 0.9%		430,974
Yum China Holdings, Inc. (I)	15,683	430,974
Total investments (Cost $38,805,023)† 98.6%		$49,086,406
Other assets and liabilities, net 1.4%		$694,014
Total net assets 100.0%		$49,780,420

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Key to Security Abbreviations and Legend
ADR	American Depositary Receipts
(I)	Non-income producing security.
†	At 1-31-17, the aggregate cost of investment securities for federal income tax purposes was $39,136,679. Net unrealized appreciation aggregated to $9,949,727, of which $12,139,332 related to appreciated investment securities and $2,189,605 related to depreciated investment securities.

The fund had the following sector composition as a percentage of net assets on 1-31-17:

Information technology	34.3%
Financials	18.9%
Consumer discretionary	13.0%
Materials	6.3%
Energy	6.1%
Real estate	5.3%
Telecommunication services	3.9%
Industrials	3.2%
Consumer staples	2.9%
Health care	2.6%
Utilities	2.1%
Other assets and liabilities, net	1.4%
TOTAL	100.0%

SEE NOTES TO FUND'S INVESTMENTS3

Notes to Fund's investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Foreign securities and currencies, including forward foreign currency contracts, are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing vendor.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy

The following is a summary of the values by input classification of the fund's investments as of January 31, 2017, by major security category or type

	Total value at 1-31-17	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Common stocks
China	$22,950,249	$5,095,493	$17,852,707	$2,049
Hong Kong	13,609,145	—	13,609,145	—
Macau	390,717	—	390,717	—
Taiwan	11,705,321	—	11,705,321	—
United States	430,974	430,974	—	—
Total investments in securities	$49,086,406	$5,526,467	$43,557,890	$2,049

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

       4

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	08Q1	01/17
This report is for the information of the shareholders of John Hancock Greater China Opportunities Fund.		3/17

ITEM 2. CONTROLS AND PROCEDURES.

(a)       Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)       There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Investment Trust III

By:	/s/ Andrew G. Arnott
Andrew G. Arnott
President

Date:	March 17, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Andrew G. Arnott
Andrew G. Arnott
President

Date:	March 17, 2017

By:	/s/ Charles A. Rizzo
Charles A. Rizzo
Chief Financial Officer

Date:	March 17, 2017